Cover	Jun. 12, 2024
Cover [Abstract]
Entity Registrant Name	CISCO SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39940
Entity Tax Identification Number	77-0059951
Entity Address, Postal Zip Code	95134-1706
Entity Address, State or Province	CA
Entity Address, City or Town	San Jose
Entity Address, Address Line One	170 West Tasman Drive
Local Phone Number	526-4000
City Area Code	408
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CSCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Document Type	8-K
Document Period End Date	Jun. 12, 2024
Amendment Flag	false
Entity Central Index Key	0000858877